SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

On September 7, 2023, Wetouch Technology Inc. (the “Company”) filed a Certificate of Change Pursuant to Nevada Revised Statutes Section 78.209 with the Secretary of State of the State of Nevada to affect a 1-for-20 reverse stock split (the “Reverse Stock Split”). On September 11, 2023, the Financial Industry Regulatory Authority (“FINRA”) notified us that the Reverse Stock Split will become effective on the OTCQB marketplace of OTC Markets on September 12, 2023 (the “Effective Date”). At the opening of business on the Effective Date, the Company’s common stock began trading on a split-adjusted basis. In connection with the Reverse Stock Split, the CUSIP number for the common stock will change to 961881208. The Company’s shares of common stock will continue to trade on the OTCQB marketplace under the symbol “WETHD” for a period of 20 business days, and thereafter, the symbol will return to “WETH”. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company. Fractional shares resulting from the Reverse Stock Split will be rounded up to the nearest whole number.

Prior to the effective date of the Certificate of Change, the Company was authorized to issue 300,000,000 shares of common stock. As a result of the Reverse Stock Split, the Company is authorized to issue 15,000,000 shares of common stock. As of September 8, 2023 (immediately prior to the Effective Date of the Reverse Stock Split), there were 194,551,716 shares of common stock outstanding. As a result of the Reverse Stock Split, there are approximately 9,727,586 shares of common stock outstanding (subject to adjustment due to the effect of rounding fractional shares into whole shares). The Reverse Stock Split will not have any effect on the stated par value of the common stock.

Each shareholder’s percentage ownership interest in the Company and proportional voting power remains virtually unchanged as a result of the Reverse Stock Split, except for minor changes and adjustments that will result from rounding fractional shares into whole shares. The rights and privileges of the holders of shares of common stock will be substantially unaffected by the Reverse Stock Split. All options, warrants and convertible securities of the Company outstanding immediately prior to the Reverse Stock Split (to the extent they don’t provide otherwise) will be appropriately adjusted by dividing the number of shares of common stock into which the options, warrants and convertible securities are exercisable or convertible by 20 and multiplying the exercise or conversion price thereof by 20, as a result of the Reverse Stock Split.

NOTE 15 — SUBSEQUENT EVENTS

1) Private Placement

On January 19, 2023, Wetouch Technology Inc., a Nevada corporation (the “Company”), entered into a Securities Purchase Agreement (the “Agreement”) with the buyers indicated therein (collectively, the “Buyers”), pursuant to which the Company sold to the Buyers an aggregate of 160,000,000 shares of the common stock (8,000,000 shares post-Reverse Stock Split) of the Company (the “Shares”) for an aggregate purchase price of $40,000,000, or $0.25 per share ($5.00 per share post-Reverse Stock Split). The net proceeds of the offering (after deducting legal and accounting fees and expenses) shall be used by the Company for working capital and general corporate purposes and the repayment of debt.

On January 20, 2023, the Company received net proceeds of $40 million accordingly.

2) Reverse Stock Split

On February 17, 2023, the Board authorized a reverse stock split with a ratio of not less than one to five (1:5) and not more than one to eighty (1:80), with the exact amount and the timing of the reverse stock split to be as determined by the Chairman of the Board. Upon such reverse stock split becoming effective, the number of authorized shares of the common stock of the Company will also be decreased in the same ratio. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company.